Document and Entity Information	Apr. 27, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Central Index Key	0000023795
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11350
Entity Tax Identification Number	59-0483700
Entity Address, Address Line One	369 N. New York Avenue
Entity Address, Adress Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	904-3324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Cumulative Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CTO PrA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE